Net Loss Per Share - Basic and Diluted Net Loss Per Share to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to TOI	$ 19,286	$ (996)	$ (10,927)	$ (14,322)
Weighted average common shares outstanding, basic (in shares)	73,252,365	62,853,419	66,230,606	59,117,723
Weighted average shares outstanding, diluted (in shares)	76,247,966	62,853,419	66,230,606	59,117,723
Net income (loss) per share attributable to common stockholders, basic (in usd per share)	$ 0.22	$ (0.02)	$ (0.16)	$ (0.24)
Net income (loss) per share attributable to common stockholders, diluted (in usd per share)	$ 0.21	$ (0.02)	$ (0.16)	$ (0.24)